(Loss)/Earning Per Ordinary Share (“Eps”) - Schedule of Weighted Average Number of Ordinary Shares in Issue (Details)		12 Months Ended
		Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 MYR (RM) RM / shares shares		Jun. 30, 2023 MYR (RM) RM / shares shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
(Loss)/profit attributable to Owners of the Company (RM)		RM (71,369,819)	$ (16,932,341)		RM (54,999,680)		RM 25,834,757
Weighted average number of ordinary shares in issue	[1]	1,765,256	1,765,256		1,765,256		1,471,944
Basic (loss)/earning per share (RM) | (per share)		RM (40.43)	$ (9.59)	[1]	RM (31.16)	[1]	RM 17.55	[1]
Weighted average number of ordinary shares in issue	[1]	1,765,256	1,765,256		1,765,256		1,471,944
Diluted (loss)/earning per share (RM) | (per share)		RM (40.43)	$ (9.59)	[1]	RM (31.16)	[1]	RM 17.55	[1]

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.